RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Changes in the net balance of right-of-use assets during the years ended March 31, 2024 and March 31, 2023 were as follows:

	Note	Buildings	Vehicles and equipment	Total
Balance, at March 31, 2022		$69,505	$11,784	$81,289
Additions		22,514	8,322	30,836
Amortization		(17,541)	(6,519)	(24,060)
Acquisition of subsidiaries	5	3,059	510	3,569
Exchange and other adjustments		2,343	235	2,578
Balance, at March 31, 2023		$79,880	$14,332	$94,212
Additions		25,411	12,567	37,978
Amortization		(21,596)	(8,060)	(29,656)
Acquisition of subsidiaries	5	4,184	1,362	5,546
Exchange and other adjustments		(2,291)	(128)	(2,419)
Balance, at March 31, 2024		$85,588	$20,073	$105,661
Changes in the balance of lease liabilities during the years ended March 31, 2024 and March 31, 2023 were as follows:

	Note	2024	2023
Balance, at April 1		$97,249	$82,820
Additions		37,978	30,836
Interest		5,473	4,016
Payments		(31,553)	(24,999)
Acquisition of subsidiaries	5	6,560	3,640
Exchange and other adjustments		(4,328)	936
Balance, at March 31		$111,379	$97,249
Less: current portion		27,571	23,994
		$83,808	$73,255
The right-of-use assets and lease liabilities relate to leases of real estate properties, automobiles and other equipment. For the year ended March 31, 2024, the Company recognized an expense related to short-term and low-value leases of $4,450, in cost of revenues (March 31, 2023 - $2,564), and $1,729
(March 31, 2023 - $1,750) in selling, general and administrative expenses in the consolidated statements of income.
The annual lease obligations for the next five years and thereafter are as follows:

As at	March 31, 2024
Less than one year	$31,066
One - two years	25,068
Two - three years	19,337
Three - four years	12,460
Four - five years	9,685
Due in over five years	30,234
Total undiscounted lease liabilities	$127,850
The Company does not face a significant liquidity risk in regard to its lease obligations